Pension And Other Postretirement Benefits (Plan Assets By Category) (Details) (Pension Benefits [Member])	Dec. 31, 2013	Dec. 31, 2012
Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	65.00%	60.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	27.00%	28.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets by category	8.00%	12.00%